Goodwill - Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 27, 2017	Sep. 15, 2016	Dec. 31, 2018	Jul. 27, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 15, 2016
Business Acquisition [Line Items]
Goodwill			$ 756,260		$ 769,058	$ 616,088
Cash outflows			$ 1,645		$ 144,131	$ 54,209
Mapi Group
Business Acquisition [Line Items]
Cash	$ 19,649
Property, plant and equipment	4,872
Goodwill	130,270
Accounts receivable	15,874
Unbilled revenue	6,984
Prepayments and other current assets	2,587
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(2,994)
Payments on account	(31,445)
Other liabilities	(24,952)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)
Net assets acquired	145,776
Cash outflows	144,131
Working capital adjustment	1,645
Total consideration	145,776
Other liabilities adjustment				$ 3,900
Property and equipment adjustment				1,700
Accounts receivable adjustment				1,700
Income taxes receivable adjustment				1,500
Unbilled revenue adjustment				(4,800)
Prepayments and other current assets adjustment				(1,900)
Other receivables adjustment				(1,000)
Payments on account adjustment				(2,600)
Deferred tax liabilities adjustment				$ (9,100)
ICON Government & Public Health Solutions
Business Acquisition [Line Items]
Cash		$ 3,168					$ 3,168
Property, plant and equipment		939					939
Goodwill		35,969					35,969
Accounts receivable		11,431					11,431
Unbilled revenue		3,868					3,868
Prepayments and other current assets		1,673					1,673
Accounts payable		(165)					(165)
Other liabilities		(5,569)					(5,569)
Non-current other liabilities		(7)					(7)
Net assets acquired		58,396					58,396
Total consideration		58,396
Other liabilities adjustment							1,100
Accounts receivable adjustment							(300)
Unbilled revenue adjustment							1,100
Accounts payable adjustment							(500)
Order book | Mapi Group
Business Acquisition [Line Items]
Finite-lived intangible assets	13,012
Order book | ICON Government & Public Health Solutions
Business Acquisition [Line Items]
Finite-lived intangible assets		1,668					1,668
Customer lists | Mapi Group
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 18,392
Customer lists | ICON Government & Public Health Solutions
Business Acquisition [Line Items]
Finite-lived intangible assets		4,012					4,012
Brand | ICON Government & Public Health Solutions
Business Acquisition [Line Items]
Finite-lived intangible assets		$ 1,409					$ 1,409